Employee Benefits - Summary of Defined Benefit Obligation (DBO) and Plan Assets for Pension and Other Benefit Obligation Plans (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	$ (128,400,391)	$ (131,410,989)	$ (154,847,297)	$ (140,696,974)
Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	128,125,182	131,174,685
Reportable segments [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	110,960,878	109,125,922
Reportable segments [member] | Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	8,859,265	12,502,377
Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	4,840,262	4,453,350
Reportable segments [member] | Europe [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	3,464,777	5,093,036
Defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(330,862,941)	(345,315,712)	(343,003,240)	(342,569,774)
Defined benefit obligation [member] | Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	330,587,732	345,079,408
Defined benefit obligation [member] | Reportable segments [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	285,775,547	286,396,483
Defined benefit obligation [member] | Reportable segments [member] | Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	26,747,454	38,092,662
Defined benefit obligation [member] | Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	14,599,954	15,497,227
Defined benefit obligation [member] | Reportable segments [member] | Europe [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	3,464,777	5,093,036
Plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	208,526,619	218,327,182	191,549,583	206,300,821
Plan assets [member] | Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(208,526,619)	(218,327,182)
Plan assets [member] | Reportable segments [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(174,814,669)	(177,270,561)
Plan assets [member] | Reportable segments [member] | Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(17,888,189)	(25,590,285)
Plan assets [member] | Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(15,823,761)	(15,466,336)
Effect of asset celling [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(6,064,069)	(4,422,459)	$ (3,393,640)	$ (4,428,021)
Effect of asset celling [member] | Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	6,064,069	4,422,459
Effect of asset celling [member] | Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	$ 6,064,069	$ 4,422,459